Acquisitions - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 JPY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2024 JPY (¥)	Jul. 15, 2022 JPY (¥)	Jul. 15, 2022 USD ($)	Mar. 31, 2022 JPY (¥)	Aug. 09, 2021 JPY (¥)	Aug. 09, 2021 USD ($)
Other Acquisitions [member]
Disclosure Of Business Combinations [Line Items]
Consideration transferred, acquisition-date fair value	¥ 92,743		¥ 111,669			¥ 175,878
Contingent consideration recognised	0		0			0
Goodwill recognised	80,698		70,791			116,394
Identifiable intangible assets recognised	29,154		¥ 69,294			¥ 64,348
Ellation Holdings, Inc [Member]
Disclosure Of Business Combinations [Line Items]
Consideration transferred, acquisition-date fair value							¥ 135,938	$ 1,237
Goodwill recognised							¥ 81,250
Percentage of voting equity interests acquired							100.00%	100.00%
Bungie, Inc. [Member]
Disclosure Of Business Combinations [Line Items]
Consideration transferred, acquisition-date fair value				¥ 333,859	$ 2,421
Contingent consideration recognised				41,938	$ 304
Goodwill recognised				¥ 193,801
Percentage of voting equity interests acquired				100.00%	100.00%
Consideration, acquisition-date undiscounted value				¥ 347,768	$ 2,522
Upfront cash consideration				207,511	1,505
Deferred consideration payable				84,410	612
Profit (loss) of acquiree since acquisition date	¥ 47,420	$ 338
Deferred payments of committed employee incentives				162,691	1,179
Total consideration of business combination, inclusive of purchase price and committed employee incentives				¥ 510,459	$ 3,701